Pension and other post-employment benefits (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Non-service costs
Non-service costs	$ 1.1	$ 2.8	$ 2.6	$ 0.5
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.8	2.8	6.2	6.1
Non-service costs
Interest cost	8.3	7.8	16.7	16.4
Expected return on plan assets	(10.0)	(9.3)	(20.1)	(18.6)
Amortization of net actuarial loss	(1.1)	(0.6)	(2.2)	(1.0)
Amortization of prior service credits	(0.3)	(0.4)	(0.6)	(0.7)
Impact of regulatory accounts	3.7	4.7	8.1	3.5
Non-service costs	0.6	2.2	1.9	(0.4)
Net benefit cost	3.4	5.0	8.1	5.7
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.6	0.7	1.3	1.4
Non-service costs
Interest cost	2.9	3.1	5.8	5.7
Expected return on plan assets	(3.1)	(2.9)	(6.2)	(5.5)
Amortization of net actuarial loss	(1.4)	(1.4)	(2.8)	(2.6)
Amortization of prior service credits	0.0	(0.2)	(0.1)	(0.4)
Impact of regulatory accounts	2.1	2.0	4.0	3.7
Non-service costs	0.5	0.6	0.7	0.9
Net benefit cost	$ 1.1	$ 1.3	$ 2.0	$ 2.3